ING Mutual Funds

Supplement dated May 26, 2009

to Class A shares, Class B shares and Class C shares Prospectus;

Class I shares, Class Q shares and Class W shares Prospectus;

Class I and Class W shares Prospectus (ING Diversified International Fund);

and Class A, Class B, Class C, Class I, Class O, Class Q

and Class W shares Statement of Additional Information (“SAI”)

each dated February 27, 2009

ING Mutual Funds

(Class I shares, Class Q shares and Class W shares Prospectus and Class I and Class W shares Prospectus)

Effective immediately, the first sentence in the section entitled “Shareholder Guide – ING Purchase Options – Class W shares” is deleted in its entirety and replaced with the following:

The minimum initial investment for Class W shares is $1,000.

ING Russia Fund

(Class A shares, Class B shares and Class C shares Prospectus and Class A, Class B, Class C, Class I, Class O, Class Q and Class W shares SAI)

Effective May 1, 2009, Remco Vergeer is no longer a portfolio manager to the Fund. All references to Remco Vergeer are hereby deleted from the Prospectus and the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.